LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2015
Long Term Investment Disclosure [Abstract]
LONG-TERM INVESTMENTS
7.	LONG-TERM INVESTMENTS

The long-term investments as of December 31, 2014 and 2015 were as follows:
	As of December 31,
	2014	2015
Available-for-sale securities:
Quanjude	137,943	166,546
Cost-method investments:
UBOX/BJ UBOX	40,517	48,220
BJ GOOAGOO/GOOAGOO	10,289	59,939
Founder Service	—	20,000
Qingpu	—	17,143
Equity-method investments:
Sheen Star	20,990	20,862
Yibang	2,482	770
Campsort	11,644	—
Other investments	—	10,762
Loan receivables from franchisees	5,140	12,336
Total	229,005	356,578

Available-for-sale securities:

In June 2014, the Group purchased 7,241,131 ordinary shares of China Quanjude (Group) Co., Ltd. ("Quanjude"), a top restaurant brand listed in Shenzhen Stock Exchange in China, through a private placement. The purchase price was set at RMB13.81 per ordinary share and the total purchase cost was RMB100 million. Upon the closing of the transaction described above, the Group holds approximately 2.35% of Quanjude’s total outstanding shares. Given the level of investment, the Group accounts for its investment in Quanjude as “available-for-sale” and measured the fair value at every period end. The unrealized holding gains and losses for available-for-sale securities are reported in other comprehensive income until realized. As of December 31, 2014 and 2015, the Group recorded the investment in Quanjude at the fair value of RMB 137,943 and RMB166,546, respectively, with RMB 28,458 and RMB21,451 increase in fair value of the investment, net of tax, credited to other comprehensive income.

Cost-method investments:

From 2012 to 2013, the Company invested in preferred shares and convertible promissory notes of UBOX International Holdings Co., Limited (“UBOX”), a privately-held company, with the total consideration of RMB40,517. The convertible notes were subsequently converted to ordinary shares of UBOX in 2013 and 2014. UBOX went through group restructuring in 2015, and the Group's investment in UBOX has been transferred to the investment of ordinary shares of Beijing UBOX On-line Technology Co., Ltd. ("BJ UBOX"), which shared most of the investors in common with UBOX. The Group has additionally injected RMB7,703 to BJ UBOX in 2015. As of December 31, 2015, the Group had approximately 3.6% equity interest of BJ UBOX. The investments were accounted for using the cost method since the Group does not have the ability to exert significant influence over the operating and financing activities of UBOX or BJ UBOX. As of December 31, 2015, there had been no identified events or changes in circumstances that had a significant adverse effect on the investments or other indicates of impairment.

In November 2014, the Group purchased 8% equity interest in Beijing GOOAGOO Technology Service Co., Ltd. (“BJ GOOAGOO”), a high-tech service provider for Offline-To-Online data processing and platform operation, for the consideration of RMB10,289. BJ GOOAGOO started restructuring process in 2015. In September 2015, the Group purchased 45,000,000 series A preferred shares for the consideration of RMB45,000 and RMB4,650 convertible notes in Gooagoo Group Holdings Limited (“GOOAGOO”). Each series A preferred share and convertible note shall be convertible at the option of the holder at any time to ordinary shares. BJ GOOAGOO shared most of the investors in common with GOOAGOO. After the transaction, the Group had approximately 12.5% equity interest of GOOAGOO. The Group accounted for the investment under cost method since the Group does not have the ability to exert significant influence over those companies.

In September 2015, the Group purchased 10% equity interest in Shanghai Founder Service Co., Ltd. (“Founder Service”), a serviced office space provider for newly founded companies, for the consideration of RMB20,000. The Group accounted for the investment under cost method since the Group does not have the ability to exert significant influence over Founder Service.

In December 2015, the Group purchased 10% equity interest in Beijing Qingpu Tourism Culture Development Co., Ltd. (“Qingpu”), a cultural activities organizer and tourism service provider, for the consideration of RMB17,143. The Group accounted the investment under cost method since the Group does not have the ability to exert significant influence over Qingpu.

Equity-method investments:

In April 2014, the Group set up Sheen Star together with Mr. Qi Ji, the founder, executive chairman of the Group and a third party. Sheen Star is a real estate investment company which the Group contributed RMB20,990 and owned equity interest of 19.99%, and Mr. Qi Ji owned 50.01%. The Group accounted for the investment in Sheen Star under equity-method as the Group has the ability to exert significant influence. The Group recognized investment loss of nil and RMB153 in other income in 2014 and 2015, respectively.

In May 2013, the Group acquired 30% equity interest in Lijiang Yibang Changchunteng Hotel Co., Limited (“Yibang”) for consideration of RMB430. In April 2014, The Group acquired additional 20% equity interest in Yibang for consideration of RMB285. The Group accounted for the investment under equity-method because the Group has the ability to exert significant influence but does not have the control over Yibang. The Group recognized investment loss of RMB430, investment income of RMB2,197 and investment loss of RMB1,712 in 2013, 2014 and 2015, respectively, which was recorded in other income.

In July 2014, the Group acquired 30% equity interest in Shanghai Campsort Travel Development Co., Ltd. (“Campsort”), a new resort hotel chain in China, for consideration of RMB15,000. In November 2014, the Group transferred 6% equity interest to Shanghai Homeinn Hotel Management Co., Ltd. for consideration of RMB3,000. As of December 31, 2014, the Group held 24% equity interest of Campsort and accounted for the investment under equity-method because the Group has the ability to exert significant influence over Campsort. The Group recognized investment loss of RMB356 in 2014. In November 2015, the Group disposed of the 24% equity interest of Campsort for consideration of RMB14,410, and recognized gain of RMB2,766 upon disposition in other income in 2015.

Other investments included several insignificant equity investments in certain privately-held companies.

Loan receivables from franchisees:

Since April 2014, the Group entered into entrusted loan agreements with certain franchisees with the typical terms of two to three years and the annual interest rates from 8% to 8.5%. The Company classified those with due date over 12 months to be long-term investments. The Group recognized RMB266 and RMB986 interest income for the long-term loans in 2014 and 2015, respectively.